VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
PREFERRED SECURITIES: 99.4%
Aerospace & Defense : 10.1%
Boeing Co.
6.00%, 10/15/27 2,805,162 $ 195,155,121
Underline
Automobiles & Auto Parts : 3.1%
Ford Motor Co.
6.00%, 12/01/59 976,723 21,517,208
6.20%, 06/01/59 915,621 20,509,911
6.50%, 08/15/62 † 732,571 17,523,098
59,550,217
Chemicals : 2.7%
Albemarle Corp.
7.25%, 03/01/27 1,403,985 53,182,952
Underline
Computers Phones & Household Electronics :
3.2%
Hewlett Packard Enterprise Co.
7.62%, 09/01/27 915,686 62,175,079
Underline
Consumer Goods Conglomerates : 0.3%
Brookfield Infrastructure
Finance ULC
5.00%, 05/24/81 305,244 5,161,676
Underline
Diversified Retail : 0.4%
QVC Group, Inc.
8.00%, 03/15/31 † 388,170 2,647,319
QVC, Inc.
6.25%, 11/26/68 610,734 6,168,413
8,815,732
Electric Utilities & IPPs : 23.1%
Brookfield BRP Holdings
Canada, Inc.
4.62%, 04/30/26 (o) 427,324 6,623,522
4.88%, 12/09/26 (o) 317,395 5,189,408
DTE Energy Co.
4.38%, 12/01/81 341,811 6,190,197
5.25%, 12/01/77 † 488,302 10,879,369
6.25%, 10/01/85 * 731,524 18,573,394
Duke Energy Corp.
5.62%, 09/15/78 † 610,496 15,256,295
5.75% (o) † 1,220,873 30,534,034
Entergy Arkansas LLC
4.88%, 09/01/66 500,570 10,597,067
Entergy Louisiana LLC
4.88%, 09/01/66 329,663 6,988,856
Entergy Mississippi LLC
4.90%, 10/01/66 † 317,395 6,858,906
Georgia Power Co.
5.00%, 10/01/77 † 329,663 7,750,377
NextEra Energy Capital
Holdings, Inc.
5.65%, 03/01/79 † 839,402 20,405,863
6.50%, 06/01/85 1,068,307 27,508,905
NextEra Energy, Inc.
7.23%, 11/01/27 † 915,686 43,064,713
7.30%, 06/01/27 1,220,873 60,884,936
PG&E Corp.
6.00%, 12/01/27 982,797 38,702,546
SCE Trust IV
Number
of Shares Value
Electric Utilities & IPPs (continued)
5.38% (Term SOFR USD 3
Month+3.39%), 09/15/25
(o)(a) 396,834 $ 9,281,947
SCE Trust V
5.45% (Term SOFR USD 3
Month+4.05%), 03/15/26
(o)(a) 366,227 8,661,269
SCE Trust VI
5.00% (o) † 579,886 9,881,257
SCE Trust VII
7.50%, 11/22/28 (o) 671,474 15,645,344
SCE Trust VIII
6.95%, 05/13/29 (o) 427,324 9,298,570
Southern Co.
4.20%, 10/15/60 † 915,621 16,975,613
4.95%, 01/30/80 1,220,873 25,613,915
5.25%, 12/01/77 † 549,399 12,482,345
6.50%, 03/15/85 689,816 17,790,355
Tennessee Valley Authority
2.13% (US Treasury Yield
Curve Rate T Note
Constant Maturity 30
Year+0.94%), 06/01/28 †(a) 313,108 7,470,757
449,109,760
Food & Tobacco : 3.7%
CHS, Inc.
6.75% (o) 601,326 14,894,845
7.10% (o) 512,715 12,776,858
7.50% (o) † 631,814 16,206,029
7.88% (o) † 655,038 17,424,011
8.00% (o) † 374,564 11,128,296
72,430,039
Healthcare Equipment & Supplies : 1.0%
Bruker Corp.
6.38%, 09/01/28 * † 73,152 19,882,714
Underline
Healthcare Providers & Services : 1.3%
BrightSpring Health Services,
Inc.
6.75%, 02/01/27 244,150 24,681,124
Underline
Investment Banking & Investment Services :
0.4%
KKR Real Estate Finance Trust,
Inc.
6.50%, 04/16/26 (o) 400,170 7,863,341
Underline
Machinery; Equipment & Components : 0.9%
Chart Industries, Inc.
6.75%, 12/15/25 245,699 17,459,371
Underline
Multiline Utilities : 3.1%
Algonquin Power & Utilities
Corp.
8.86% (ICE LIBOR USD 3
Month+4.01%), 07/01/79
(a) 427,324 10,896,762
CMS Energy Corp.
5.88%, 10/15/78 341,811 8,128,266
5.88%, 03/01/79 † 769,135 18,566,919
Sempra

VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Multiline Utilities (continued)
5.75%, 07/01/79 924,796 $ 21,140,837
58,732,784
Natural Gas Utilities : 0.4%
Spire, Inc.
5.90% (o) 305,244 7,603,628
Underline
Office Equipment : 0.5%
Pitney Bowes, Inc.
6.70%, 03/07/43 518,908 10,051,248
Underline
Oil & Gas : 0.5%
NGL Energy Partners LP
11.46% (Term SOFR USD 3
Month+7.47%) (o)(a) 384,090 8,945,456
Underline
Professional & Commercial Services : 0.3%
BIP Bermuda Holdings I Ltd.
5.12%, 01/21/27 (o) 366,227 6,280,793
Underline
Real Estate Operations : 1.5%
Brookfield Property Preferred
LP
6.25%, 07/26/81 819,395 12,938,247
DigitalBridge Group, Inc.
7.12% (o) 354,554 7,807,279
7.15% (o) † 392,784 8,759,083
29,504,609
Residential & Commercial REITs : 18.7%
AGNC Investment Corp.
8.75% (o) † 365,702 9,307,116
9.28% (Term SOFR USD 3
Month+4.96%) (o) †(a) 701,964 17,801,807
9.36% (Term SOFR USD 3
Month+5.37%) (o) †(a) 396,834 10,345,462
9.57% (Term SOFR USD 3
Month+5.25%) (o)(a) 491,397 12,628,903
Annaly Capital Management,
Inc.
8.42% (Term SOFR USD 3
Month+4.43%) (o)(a) 518,908 13,034,969
8.88%, 09/30/30 (o) * 335,690 8,758,152
9.24% (Term SOFR USD 3
Month+10.50%) (o) †(a) 1,419,290 35,920,856
Arbor Realty Trust, Inc.
6.25% (Term SOFR USD 3
Month+5.44%), 10/12/26
(o)(a) 346,217 7,824,504
Chimera Investment Corp.
8.99% (Term SOFR USD 3
Month+5.00%), 09/30/25
(o)(a) 317,395 7,331,825
10.05% (Term SOFR USD 3
Month+6.05%) (o)(a) 396,834 9,559,731
Digital Realty Trust, Inc.
5.20% (o) † 421,250 9,204,313
Diversified Healthcare Trust
5.62%, 08/01/42 427,324 7,136,311
6.25%, 02/01/46 305,244 5,378,399
Franklin BSP Realty Trust, Inc.
7.50% (o) † 315,251 6,654,949
Hudson Pacific Properties, Inc.
Number
of Shares Value
Residential & Commercial REITs (continued)
4.75%, 11/16/26 (o) † 518,908 $ 7,399,628
Kimco Realty Corp.
5.25% (o) † 319,420 7,065,570
MFA Financial, Inc.
9.59% (Term SOFR USD 3
Month+5.61%) (o)(a) 335,737 8,014,042
PennyMac Mortgage
Investment Trust
6.75%, 08/24/26 (o) 305,244 5,799,636
Public Storage
3.88%, 10/06/25 (o) † 344,906 5,818,564
4.00%, 06/16/26 (o) † 1,268,272 21,804,218
4.10%, 01/13/27 (o) 305,244 5,387,557
4.62% (o) 689,816 13,541,088
4.70% (o) 315,968 6,300,402
4.88% (o) 385,996 8,067,316
5.05% (o) 366,227 8,056,994
5.15% (o) † 341,811 7,800,127
5.60% (o) † 348,004 8,515,658
Rithm Capital Corp.
7.00% (US Treasury
Yield Curve Rate T 5
Year+6.22%), 11/15/26 (o)
(a) 567,741 13,943,719
9.22% (Term SOFR USD 3
Month+5.23%) (o) †(a) 485,442 11,951,582
9.89% (Term SOFR USD 3
Month+5.90%) (o) †(a) 343,717 8,737,286
RLJ Lodging Trust
1.95% (o) † 393,141 9,918,947
Two Harbors Investment Corp.
7.62% (ICE LIBOR USD 3
Month+5.35%), 07/27/27
(o)(a) 310,131 7,167,127
UMH Properties, Inc.
6.38% (o) 392,903 8,899,253
Vornado Realty Trust
4.45%, 09/22/26 (o) 366,227 5,475,094
5.25% (o) † 756,273 13,579,626
5.40% (o) † 366,227 6,522,503
360,653,234
Semiconductors & Semiconductor
Equipment : 2.7%
Microchip Technology, Inc.
7.50%, 03/15/28 † 906,513 53,511,462
Underline
Software & IT Services : 10.5%
QXO, Inc.
5.50%, 05/15/28 350,981 19,300,445
Strategy, Inc.
8.00% (o) 390,105 35,772,629
10.00% (o) † 1,540,683 147,637,513
202,710,587
Telecommunications Services : 11.0%
AT&T, Inc.
4.75% (o) 2,136,499 42,559,060
5.00% (o) † 1,465,022 30,692,211
5.35%, 11/01/66 1,614,611 37,216,784
Qwest Corp.

FoototeRuleAboveBlank
Footnotes:
Number
of Shares Value
Telecommunications Services (continued)
6.50%, 09/01/56 † 1,193,361 $ 23,986,556
6.75%, 06/15/57 805,816 16,559,519
Telephone and Data Systems,
Inc.
6.00%, 09/30/26 (o) † 842,381 16,679,144
6.62%, 03/31/26 (o) † 512,715 11,541,214
T-Mobile USA, Inc.
5.50%, 03/01/70 489,372 11,182,150
5.50%, 06/01/70 481,990 10,917,073
6.25%, 09/01/69 480,441 11,914,937
213,248,648
Total Preferred Securities
(Cost: $1,887,521,810) 1,926,709,575
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.4%
Money Market Fund: 2.4%
(Cost: $47,108,134)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 4.18%(b) 47,108,134 $ 47,108,134
Total Investments: 101.8%
(Cost: $1,934,629,944) 1,973,817,709
Liabilities in excess of other assets: (1.8)% (35,677,878)
NET ASSETS: 100.0% $ 1,938,139,831
†
Security fully or partially on loan. Total market value of securities on loan is $50,015,217.
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
* Non-income producing
(a)
Variable rate security — the rate shown is as of 09/30/25
(b)
Rate shown is the 1-day yield as of 09/30/25.